Schedule of Antidilutive Earnings Per Share (Details) - shares shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total common stock equivalents	14,793,700	26,195,021	15,855,366	28,988,116
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total common stock equivalents	2,099,586	1,912,895	3,211,252	1,625,404
Warrants for Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total common stock equivalents	12,364,114	12,364,114	12,314,114	12,364,114
Convertible Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total common stock equivalents		5,468,831		8,549,417
Deferred Underwriter Fees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total common stock equivalents		3,174,999		3,174,999
Loan Extensions [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total common stock equivalents	330,000	3,274,182	330,000	3,274,182